Balances and Transactions with Related Parties (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 28, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($) director	Dec. 28, 2018 EUR (€)
Details of balances with related parties
Net receivable (payable)			€ 98,649		€ 9,476
Group transactions with related parties
Percentage of profit before tax contribution to non profit organization		0.70%	0.70%	0.70%	0.70%	0.70%
Contributions to non-profit organization			€ 4,282		€ 7,100	€ 5,325
Number of directors involved in consulting services contract | director									1
Term of consulting services contract (in years)									3 years
Consulting services fee | $		$ 1,000		$ 1,000			$ 1,000	$ 1,000	$ 1,000
Additional bonus | $									$ 2,000
Remuneration of directors representing shareholders interest			1,640		1,881
Biotest Us Corporation and Haema AG
Details of balances with related parties
Loans	$ 95,000									€ 82,969
Group transactions with related parties
Consideration for sale of subsidiary | $	$ 538,014
Compensation percentage	2.00%									2.00%
Compensation on loan	EURIBOR
Associates
Details of balances with related parties
Receivables			382		3,219
Trade payables			(15,796)		(4,583)
Loans			50,304		26,654
Debts			(7,079)
Group transactions with related parties
Net sales			5,846		3,009	193
Purchases			(97,941)		(68,335)	(35,569)
Other service expenses			(21,065)		(11,798)	(7,591)
R&D agreements			(50)		(164)	(10,188)
Finance result			3,372		152	1,946
Total income (expense)			(109,838)		(77,136)	(51,209)
Key management personnel
Details of balances with related parties
Debts			(4,425)		(6,164)
Group transactions with related parties
Remuneration			(16,070)		(13,672)	(10,287)
Total income (expense)			(16,070)		(13,672)	(10,287)
Other related parties
Details of balances with related parties
Trade payables			(7,706)		(9,187)
Loans			82,969
Group transactions with related parties
Other service expenses			(4,282)		(7,100)	(5,325)
Operating lease expense			(5,469)		(5,426)	(5,281)
Sale of investments			469,881
Total income (expense)			460,130		(12,526)	(10,606)
Directors
Details of balances with related parties
Trade payables					(463)
Group transactions with related parties
Other service expenses			(844)		(939)	(905)
Remuneration			(5,848)		(5,755)	(3,668)
Total income (expense)			€ (6,692)		€ (6,694)	€ (4,573)